INCOME TAXES - Deferred tax assets (liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Assets:
Amortization and impairment		$ 492,385
Deferred Revenue	$ 50,703
Accruals and reserve	484,783
Stock based compensation	394,466
Operating lease liability	55,480	78,087
Net operating losses	9,878,937	8,450,019
Excess interest expenses (163j)	1,131,857
Other	263,409	10,566
Deferred tax assets	12,259,635	9,031,057
Less: Valuation allowance	(11,843,977)	(8,888,489)
Total deferred tax assets	415,658	142,568
Deferred Tax Liabilities:
Intangible assets	(85,509)
Fixed asset	(4,238,328)	(28,220)
ROU	(40,961)	(114,348)
Other	(90,374)
Total deferred tax liabilities	(4,455,172)	$ (142,568)
Net deferred tax asset/(liability)	$ (4,039,514)